23 Income tax and social contribution (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax And Social Contribution Abstract
Earnings before income tax and social contribution	R$ 1,625	R$ 1,502	R$ 1,553
Expense of income tax and social contribution	(553)	(511)	(528)
Adjustments to reflect the effective rate
Tax fines	(1)	(2)	(1)
Share of profit	105	84	39
Tax benefits	29
Other permanent differences	(16)	3	13
Effective income tax	(436)	(426)	(477)
Income tax and social contribution for the year
Current	(704)	(293)	(302)
Deferred	268	(133)	(175)
Income tax and social contribution expenses	R$ (436)	R$ (426)	R$ (477)
Effective rate	26.80%	28.40%	30.70%